Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Other Operating Income/(Expenses)

Million US dollar	2024	2023	2022

Brazilian tax credits	49	44	201
Government grants	384	374	311
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	88	73	82
License income	32	31	27
Net rental and other operating income	226	256	220
Other operating income/(expenses)	779	778	841